COMMON SHARES (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	707,000,000
Outstanding at the beginning of the period	12,149
Exercise of options (in shares)	1,221,000	1,980,000	1,600,000
Outstanding at the end of the period (in shares)	709,000,000	707,000,000
Outstanding at the end of the period	12,202	12,149
Net Income per Share
Basic (in shares)	708,000,000	707,000,000	705,000,000
Diluted (in shares)	710,000,000	708,000,000	706,000,000
Common Shares
Changes in common shares during the period
Outstanding at the beginning of the period (in shares)	707,441,000	705,461,000	703,861,000
Outstanding at the beginning of the period	12,149	12,069	12,011
Exercise of options (in shares)	1,221,000	1,980,000	1,600,000
Exercise of options	53	80	58
Outstanding at the end of the period (in shares)	708,662,000	707,441,000	705,461,000
Outstanding at the end of the period	12,202	12,149	12,069
Net Income per Share
Basic (in shares)	708,000,000	706,700,000	704,600,000
Diluted (in shares)	709,600,000	707,700,000	705,700,000